Long-Term Debt and Financial Liabilities, Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Annual Principal Payments [Abstract]
September 30, 2019	$ 20,955
September 30, 2020	51,943
September 30, 2021	41,274
September 30, 2022	51,006
Thereafter	29,131
Total	$ 194,309	$ 196,450